Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) percent	Dec. 31, 2024 USD ($) percent	Dec. 31, 2023 USD ($) percent
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Table Total for PEO Robinson, Andrew(2)	Compensation Actually Paid to PEO Robinson, Andrew(3)(4)	Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(5)(6)	SKWD Total Shareholder Return(7)	Peer Group Total Shareholder Return(7)	Net Income ($M)	Internal Combined Ratio(8)
2025	$5,532,117	$6,101,366	$1,423,518	$1,512,514	$267.59	$127.60	$170.03	89.6%
2024	$4,641,869	$17,050,183	$1,107,150	$2,842,640	$264.61	$128.30	$118.83	91.6%
2023	$8,621,743	$23,150,543	$1,746,147	$3,838,066	$177.38	$103.37	$85.98	91.6%

Company Selected Measure Name	Internal Combined Ratio
Named Executive Officers, Footnote
(1)    Mr. Robinson was our PEO for each fiscal year included in the table. The following officers are included in the Non-PEO NEO group for the following fiscal years:
Year                    Non-PEO NEOs
2025        Mark Haushill, John Burkhart, Patricia Ryan, and Sandip Kapadia
2024        Mark Haushill, John Burkhart, Kirby Hill, and Sandip Kapadia
2023        Mark Haushill, John Burkhart, and Kirby Hill

Peer Group Issuers, Footnote	Total Shareholder Return ("TSR") is determined based on the value of an initial fixed investment of $100 made on January 13, 2023 (IPO Date). The TSR peer group consists of the NASDAQ Insurance Index TSR, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 5,532,117	$ 4,641,869	$ 8,621,743
PEO Actually Paid Compensation Amount	$ 6,101,366	17,050,183	23,150,543
Adjustment To PEO Compensation, Footnote
(3)    Amounts reflect the amounts reported in the “Summary Compensation Table Total for PEO” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by the Compensation Committee with respect to the PEO’s compensation for fiscal year 2025, please see the Compensation Discussion and Analysis sections of this Proxy Statement.
The PEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

PEO: Robinson, Andrew
Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025
SCT Total	$5,532,117
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,563,117)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,740,136
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$516,831
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($124,602)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid	$6,101,366
(4)    For the PEO in the table above, the foregoing amounts were added and deducted to the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid (“CAP”) as determined in accordance with SEC regulations. “Compensation actually paid” does not necessarily represent cash, and/or equity value transferred to the PEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. The valuation methods and underlying assumptions did not materially differ from those disclosed at the time of grant date of the equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 1,423,518	1,107,150	1,746,147
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,512,514	2,842,640	3,838,066
Adjustment to Non-PEO NEO Compensation Footnote
(5)    Amounts reflect the amounts reported in the “Average Summary Compensation Table Total for Non-PEO NEOs” column adjusted as set forth in the table below, as determined in accordance with SEC rules. Amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the Non-PEO NEOs compensation for fiscal year 2025, please see the Compensation Discussion and Analysis sections of this Proxy Statement.

Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025
SCT Total	$1,423,518
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($313,288)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$342,257
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$79,526
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($19,499)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
Compensation Actually Paid	$1,512,514
	For each of the NEOs in the table above, the foregoing amounts were added and deducted to the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid (“CAP”) as determined in accordance with SEC regulations. “Compensation actually paid” does not necessarily represent cash, and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. The valuation methods and underlying assumptions did not materially differ from those disclosed at the time of grant date of the equity awards.
Compensation Actually Paid vs. Total Shareholder Return	The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the TSR performance of our stock price.
Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with Net Income.
Compensation Actually Paid vs. Company Selected Measure	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs as a result of our Internal Combined Ratio performance.
Tabular List, Table

Measure
Internal Combined Ratio
Gross Written Premiums
Growth in Book Value Per Share
Absolute Stock Price

Total Shareholder Return Amount	$ 267.59	264.61	177.38
Peer Group Total Shareholder Return Amount	127.60	128.30	103.37
Net Income (Loss)	$ 170,030,000.00	$ 118,830,000	$ 85,980,000
Company Selected Measure Amount | percent	0.896	0.916	0.916
PEO Name	Mr. Robinson
Additional 402(v) Disclosure
(2)    Reflects compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for the CEO and the average of the compensation amounts reported in the "Total" column of the SCT for the Non-PEO NEOs.

Measure:: 1
Pay vs Performance Disclosure
Name	Internal Combined Ratio
Non-GAAP Measure Description	Our Company-Selected Measure, which is the measure that we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2025 to our company’s performance is Internal Combined Ratio, which is consistent with the metric used for both our Short-Term incentive Plan and PSUs under our annual Long Term Incentive Program. See Appendix A - Non-GAAP Reconciliations on page A-1 at the end of this Proxy Statement for further information.
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Written Premiums
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Book Value Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,563,117)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,740,136
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,831
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,602)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,288)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,257
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,526
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,499)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0